UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           ---------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           ---------------------------------------------

Form 13F File Number: 28-7320
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              5/09/2003
-------------------              -----------------------              ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            36
                                         ------------
Form 13F Information Table Value Total:  $146,001,205
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 10267857  157121          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    9053035  282466          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  8091354  317308          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  7738757  171515          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  7611736  138951          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  7534040  188351          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  7312092  287425          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  7052406  135545          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  6655100  115180          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  6343601  112575          Sole    none        x      0    0
WYETH                          COMMON           983024100  6282394  166113          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   6277311  203875          Sole    none        x      0    0
PFIZER                         COMMON           717081103  6059654  194469          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  5729909  351960          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5658910  114437          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  5278511  129534          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  4308478   85775          Sole    none        x      0    0
ALTRIA                         COMMON           02209S103  4171990  139252          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  4127848  108599          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4056628  167560          Sole    none        x      0    0
CISCO                          COMMON           17275R102  2749294  211810          Sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  2415649  141930          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  1866054  200651          Sole    none        x      0    0
AOL TIME WARNER                COMMON           55622104   1593379  146720          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1316567   37670          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  1316249  100095          Sole    none        x      0    0
DONALDSON                      COMMON           257651109  1285787   35150          Sole    none        x      0    0
EMC                            COMMON           268648102  1280975  177175          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   527601    9117          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   385406   16255          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   337498   14960          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   315744    7800          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   264025    7664          Sole    none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    255200       4          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   244426    7900          Sole    none        x      0    0
M&T                            COMMON           55261F104   235740    3000          Sole    none        x      0    0